Expense Example, No Redemption	Feb. 29, 2024 USD ($)
Class F Prospectus | Catholic Values Equity Fund | Catholic Values Equity Fund Class F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 126
Expense Example, No Redemption, 3 Years	393
Expense Example, No Redemption, 5 Years	681
Expense Example, No Redemption, 10 Years	1,500
Class F Prospectus | Catholic Values Fixed Income Fund | Catholic Values Fixed Income Fund Class F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	318
Expense Example, No Redemption, 5 Years	552
Expense Example, No Redemption, 10 Years	1,225
Class Y Prospectus | Catholic Values Equity Fund | Catholic Values Equity Fund Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	101
Expense Example, No Redemption, 3 Years	315
Expense Example, No Redemption, 5 Years	547
Expense Example, No Redemption, 10 Years	1,213
Class Y Prospectus | Catholic Values Fixed Income Fund | Catholic Values Fixed Income Fund Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	240
Expense Example, No Redemption, 5 Years	417
Expense Example, No Redemption, 10 Years	$ 930